GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain/ (loss) on sale of assets	$ 7,364	$ (1,384)	$ 18,025
Gain on termination of charters	0	25,315	0
Total gain on sale of assets and termination of charters	7,364	$ 23,931	$ 18,025
Sale of Suezmax tanker Front Glory [Member]
Gain/ (loss) on sale of assets	3,400
Sale of Suezmax tanker Front Splendour [Member]
Gain/ (loss) on sale of assets	2,400
Sale of Suezmax tanker Mindanao [Member]
Gain/ (loss) on sale of assets	1,700
Sale of 5 Horizon container vessels [Member]
Gain/ (loss) on sale of assets	$ (114)